Debt - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended																		12 Months Ended
	Nov. 01, 2020 CNY (¥)	Sep. 01, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)
Short Term And Long Term Debt [Line Items]
Proceeds from short term bank borrowings															¥ 10,000	¥ 25,000
Long term debt weighted average interest rate at a point in time																						5.77%		5.70%	6.29%	5.77%
Short-term debt																						¥ 148,441		¥ 73,837		$ 23,294
Repayments of short-term debt				¥ 550																		136,000	$ 21,341	222,550	¥ 45,800
Line of credit facility maximum borrowing capacity				¥ 5,000
Line of credit facility interest rate during period				15.15%
Proceeds from lines of credit				¥ 2,000																		2,024
Maximum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument, interest rate, stated percentage																											12.78%
Minimum [Member]
Short Term And Long Term Debt [Line Items]
Short-term debt																											¥ 1,000
Debt instrument, interest rate, stated percentage																											4.85%
Shenzhen Lailai [Member]
Short Term And Long Term Debt [Line Items]
Repayments of short-term debt											¥ 1,000													¥ 550
Shenzhen Lailai [Member] | Maximum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument, interest rate, stated percentage																											18.25%
Third Party Vehicle Loan [Member]
Short Term And Long Term Debt [Line Items]
Proceeds from long term loan																				¥ 9,440
Number Of Vehicles To Be Purchased																				100
Payable For Vehicle Purchase																				¥ 11,800
Term loan number of monthly instalments																				36 months
Long term debt effective rate of interest																				14.86%
Long Term Loan Secured By Property Plant And Equipment [Member]
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments																			36 months
Proceeds from long term secured loan																			¥ 15,270
Long term debt value of security																													¥ 10,120
Long Term Loan Secured By Property Plant And Equipment [Member] | Maximum [Member]
Short Term And Long Term Debt [Line Items]
Long term debt effective rate of interest																													8.98%
Long Term Loan Secured By Property Plant And Equipment [Member] | Minimum [Member]
Short Term And Long Term Debt [Line Items]
Long term debt effective rate of interest																													8.45%
East West Bank At The Rate Of Five Point Five Percent
Short Term And Long Term Debt [Line Items]
Debt instrument face value																														¥ 50,000
Short term debt fixed rate of interest																														5.50%
SPD Silicon Valley Bank Member
Short Term And Long Term Debt [Line Items]
Debt instrument face value	¥ 70,000																				¥ 40,000							¥ 50,000
Proceeds from short term bank borrowings	¥ 30,000			30,000	¥ 10,000			¥ 30,000	¥ 30,000			¥ 30,000									¥ 20,000
Repayment of short term bank borrowings		¥ 40,000		¥ 30,000	¥ 10,000			30,000	30,000	¥ 10,000			¥ 40,000	¥ 40,000	¥ 10,000
Debt Instrument Outstanding			¥ 50,000
SPD Silicon Valley Bank Member | Revision Of Drawdown Eligibility In Term Loan Facility Member
Short Term And Long Term Debt [Line Items]
Repayment of short term bank borrowings													20,000
SPD Silicon Valley Bank Member | Revision Of Drawdown Eligibility In Term Loan Facility Member | Maximum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument face value																												40,000
SPD Silicon Valley Bank Member | Revision Of Drawdown Eligibility In Term Loan Facility Member | Minimum [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument face value																												¥ 20,000
East West Bank
Short Term And Long Term Debt [Line Items]
Debt instrument face value										¥ 65,000						¥ 65,000			¥ 16,000
Short term debt fixed rate of interest										5.00%						5.00%			5.00%
Proceeds from short term bank borrowings			16,000			¥ 5,000	¥ 5,000	25,000	¥ 30,000							¥ 16,000	¥ 30,000
Repayment of short term bank borrowings								¥ 10,000					¥ 30,000	¥ 16,000		¥ 25,000	¥ 50,000	¥ 16,000
Debt Instrument Outstanding			¥ 50,000
China Merchants Bank [Member]
Short Term And Long Term Debt [Line Items]
Debt instrument face value																						¥ 30,000
Short term debt fixed rate of interest																						5.00%				5.00%
Proceeds from short term bank borrowings																						¥ 5,000